AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.9%
Industrials – 20.4%
Electrical Equipment – 3.4%
Nidec Corp.(a)	197,600	$15,607,053

Machinery – 8.6%
Alstom SA	368,913	8,632,147
FANUC Corp.	59,800	10,495,484
KION Group AG	177,909	11,725,468
Techtronic Industries Co., Ltd.	517,500	8,291,107

		39,144,206

Professional Services – 4.6%
Recruit Holdings Co., Ltd.	254,300	11,048,576
Teleperformance	26,220	9,987,146

		21,035,722

Trading Companies & Distributors – 3.8%
Ashtead Group PLC	269,852	16,991,068

		92,778,049

Information Technology – 19.2%
Electronic Equipment, Instruments & Components – 3.8%
Murata Manufacturing Co., Ltd.	261,600	17,232,320

IT Services – 8.2%
Adyen NV(b) (c)	5,430	10,755,165
Capgemini SE	77,231	17,137,782
Worldline SA/France(b) (c)	219,990	9,547,599

		37,440,546

Semiconductors & Semiconductor Equipment – 3.8%
ASML Holding NV	25,790	17,233,431

Software – 3.4%
SAP SE	138,393	15,337,835

		87,244,132

Financials – 16.4%
Banks – 2.9%
HDFC Bank Ltd. (ADR)	215,668	13,226,918

Capital Markets – 10.1%
London Stock Exchange Group PLC	146,290	15,255,199
Partners Group Holding AG	10,879	13,470,394
St. James’s Place PLC	912,472	17,203,184

		45,928,777

Insurance – 3.4%
AIA Group Ltd.	1,505,400	15,719,202

		74,874,897

Consumer Discretionary – 11.5%
Hotels, Restaurants & Leisure – 4.6%
Compass Group PLC	561,270	12,078,580
Yum China Holdings, Inc.	208,011	8,640,777

		20,719,357

Company	Shares	U.S. $ Value

Multiline Retail – 2.1%
Pan Pacific International Holdings Corp.	589,200	$9,427,505

Textiles, Apparel & Luxury Goods – 4.8%
adidas AG	44,915	10,466,358
LVMH Moet Hennessy Louis Vuitton SE	16,252	11,600,656

		22,067,014

		52,213,876

Consumer Staples – 10.1%
Beverages – 2.2%
Pernod Ricard SA	46,170	10,144,055

Food Products – 6.0%
Kerry Group PLC - Class A	101,034	11,299,830
Nestle SA	121,522	15,800,128

		27,099,958

Personal Products – 1.9%
Kose Corp.(a)	82,000	8,579,293

		45,823,306

Health Care – 8.8%
Biotechnology – 2.6%
Genmab A/S(c)	32,231	11,640,324

Health Care Equipment & Supplies – 2.0%
Koninklijke Philips NV	304,710	9,291,732

Life Sciences Tools & Services – 4.2%
Lonza Group AG	26,620	19,288,940

		40,220,996

Communication Services – 5.4%
Diversified Telecommunication Services – 3.4%
Cellnex Telecom SA(a) (b)	326,396	15,707,611

Entertainment – 2.0%
Sea Ltd. (ADR)(c)	74,550	8,930,345

		24,637,956

Materials – 4.1%
Chemicals – 4.1%
Sika AG(a)	55,863	18,482,476

Total Common Stocks (cost $449,663,794)		436,275,688

SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $16,828,109)	16,828,109	16,828,109

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $466,491,903)		$453,103,797

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(d) (e) (f) (cost $9,289,359)	9,289,359	9,289,359

Total Investments – 101.7% (cost $475,781,262)(g)		462,393,156
Other assets less liabilities – (1.7)%		(7,573,094)

Net Assets – 100.0%		$454,820,062

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	2,186	JPY	260,358	04/28/2022	$(46,103)
Bank of America, NA	CHF	6,142	USD	6,723	04/13/2022	74,023
Bank of America, NA	CHF	1,405	USD	1,496	04/13/2022	(25,024)
Bank of America, NA	USD	1,510	CHF	1,397	04/13/2022	1,915
Bank of America, NA	USD	1,731	CHF	1,579	04/13/2022	(22,116)
Bank of America, NA	HKD	9,203	USD	1,177	04/28/2022	1,926
Bank of America, NA	JPY	1,526,316	USD	12,815	04/28/2022	272,093
Bank of America, NA	USD	1,571	HKD	12,295	04/28/2022	(1,400)
Bank of America, NA	USD	15,997	JPY	1,850,851	04/28/2022	(787,099)
Bank of America, NA	EUR	14,859	USD	17,003	05/12/2022	545,251
Bank of America, NA	EUR	1,492	USD	1,638	05/12/2022	(14,384)
Bank of America, NA	USD	1,401	EUR	1,253	05/12/2022	(13,244)
Bank of America, NA	USD	3,146	GBP	2,389	06/09/2022	(9,015)
Barclays Bank PLC	INR	93,599	USD	1,253	04/07/2022	19,184
Barclays Bank PLC	HKD	173,162	USD	22,210	04/28/2022	99,083
Barclays Bank PLC	JPY	132,084	USD	1,151	04/28/2022	65,397
Barclays Bank PLC	USD	3,640	JPY	424,884	04/28/2022	(147,929)
Barclays Bank PLC	EUR	2,619	USD	2,911	05/12/2022	10,651
Barclays Bank PLC	USD	1,580	EUR	1,428	05/12/2022	1,347
Barclays Bank PLC	GBP	1,318	USD	1,722	06/09/2022	(9,313)
BNP Paribas SA	USD	5,088	INR	382,080	04/07/2022	(50,113)
BNP Paribas SA	CNH	8,210	USD	1,284	05/18/2022	(5,593)
Citibank, NA	INR	389,537	USD	5,173	04/07/2022	36,721
Citibank, NA	INR	355,913	USD	4,689	04/07/2022	(4,028)
Citibank, NA	USD	4,284	INR	324,436	04/07/2022	(5,923)
Citibank, NA	JPY	376,029	USD	3,205	04/28/2022	114,450
Citibank, NA	USD	32,878	AUD	46,559	04/28/2022	1,971,944
Citibank, NA	USD	33,536	JPY	3,854,163	04/28/2022	(1,863,240)
Citibank, NA	EUR	2,543	USD	2,881	05/12/2022	64,586
Citibank, NA	EUR	11,470	USD	12,612	05/12/2022	(92,037)
Citibank, NA	USD	7,313	EUR	6,625	05/12/2022	25,304
Citibank, NA	USD	3,362	EUR	3,009	05/12/2022	(29,635)
Citibank, NA	INR	324,436	USD	4,242	07/07/2022	17,598
Goldman Sachs Bank USA	USD	1,321	HKD	10,309	04/28/2022	(4,632)
Goldman Sachs Bank USA	CNH	102,504	USD	16,027	05/18/2022	(68,311)
HSBC Bank USA	JPY	150,730	USD	1,239	04/28/2022	18
HSBC Bank USA	USD	1,188	AUD	1,618	04/28/2022	22,987
HSBC Bank USA	USD	7,563	CNH	48,322	05/18/2022	20,802
HSBC Bank USA	USD	2,768	CNH	17,731	05/18/2022	16,037

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	1,138	CNH	7,236	05/18/2022	$(2,027)
Natwest Markets PLC	CHF	13,022	USD	14,087	04/13/2022	(9,666)
Natwest Markets PLC	USD	1,197	AUD	1,630	04/28/2022	23,344
Natwest Markets PLC	EUR	1,589	USD	1,768	05/12/2022	8,191
Natwest Markets PLC	USD	1,201	EUR	1,085	05/12/2022	687
Natwest Markets PLC	USD	13,100	SEK	122,913	06/17/2022	(3,357)
State Street Bank & Trust Co.	CHF	2,806	USD	3,047	04/13/2022	9,078
State Street Bank & Trust Co.	JPY	174,612	USD	1,509	04/28/2022	73,618
State Street Bank & Trust Co.	USD	5,692	HKD	44,474	04/28/2022	(13,088)
State Street Bank & Trust Co.	USD	3,037	JPY	350,609	04/28/2022	(155,662)
State Street Bank & Trust Co.	EUR	3,515	USD	3,996	05/12/2022	103,131
State Street Bank & Trust Co.	EUR	1,289	USD	1,426	05/12/2022	(1,769)
State Street Bank & Trust Co.	USD	1,778	EUR	1,547	05/12/2022	(64,700)
State Street Bank & Trust Co.	USD	1,277	CNH	8,116	05/18/2022	(2,821)
UBS AG	USD	1,711	INR	132,533	04/07/2022	36,993
UBS AG	CHF	1,323	USD	1,441	04/13/2022	8,647
UBS AG	USD	2,280	CHF	2,099	04/13/2022	(7,981)
UBS AG	JPY	634,732	USD	5,504	04/28/2022	288,241
UBS AG	USD	1,075	AUD	1,458	04/28/2022	16,506
UBS AG	USD	1,838	JPY	212,278	04/28/2022	(93,609)
UBS AG	EUR	1,459	USD	1,629	05/12/2022	13,440
UBS AG	USD	1,670	EUR	1,457	05/12/2022	(55,768)

						$353,606

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $36,010,375 or 7.9% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,584,985 and gross unrealized depreciation of investments was $(60,619,485), resulting in net unrealized depreciation of $(13,034,500).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2022 (unaudited)

16.0%	Japan
14.8%	France
14.8%	Switzerland
13.5%	United Kingdom
8.3%	Germany
8.2%	Netherlands
5.3%	Hong Kong
3.5%	Spain
2.9%	India
2.6%	Denmark
2.5%	Ireland
2.0%	Taiwan
1.9%	China
3.7%	Short-Term

100.0%	Total Investments

[1]

All data are as of March 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$—	$92,778,049	$—	$92,778,049
Information Technology	—	87,244,132	—	87,244,132
Financials	13,226,918	61,647,979	—	74,874,897

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Discretionary	$8,640,777	$43,573,099		$—	$52,213,876
Consumer Staples	11,299,830	34,523,476		—	45,823,306
Health Care	—	40,220,996		—	40,220,996
Communication Services	8,930,345	15,707,611		—	24,637,956
Materials	—	18,482,476		—	18,482,476
Short-Term Investments	16,828,109	—		—	16,828,109
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,289,359	—		—	9,289,359

Total Investments in Securities	68,215,338	394,177,818	(a)	—	462,393,156
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,963,193		—	3,963,193
Liabilities:
Forward Currency Exchange Contracts	—	(3,609,587)		—	(3,609,587)

Total	$68,215,338	$394,531,424		$—	$462,746,762

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2022 is as follows:

Fund	Market Value 06/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,685	$137,195	$133,052	$16,828	$3
Government Money Market Portfolio*	0	51,961	42,672	9,289	0	**
Total	$12,685	$189,156	$175,724	$26,117	$3

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.